Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue From Contracts With Customers [Abstract]
Summary of Disaggregation of Revenues from Contracts with Customers

Set out below is the disaggregation of the Group’s revenues from contracts with customers:

	Years ended December 31,
(in thousands)	2020	2019	2018
Research & development revenues from collaborations	€178,849	€84,428	€101,837
Pfizer Inc.	121,597	14,348	7,173
Genentech Inc.	49,195	64,026	49,536
Shanghai Fosun Pharmaceutical (Group) Co., Ltd	5,074	-	-
Other	2,983	6,054	45,128
Commercial revenues	303,476	24,161	25,738
COVID-19 vaccine revenues	270,490	-	-
Sales to collaboration partner*	61,460	-	-
Direct product sales to BioNTech customers	20,553	-	-
Share of collaboration partner's gross profit	188,477	-	-
Other sales	32,986	24,161	25,738
Total	€482,325	€108,589	€127,575

*Represents sales to collaboration partner of products manufactured by BioNTech.

The revenues from contracts with customers disclosed above were recognized as follows:

	Years ended December 31,
(in thousands)	2020	2019	2018
Timing of revenue recognition
Goods and services transferred at a point in time	€108,840	€16,955	€22,828
Goods and services transferred over time	373,485	91,634	104,747
Total	€482,325	€108,589	€127,575

Summary of Contract Balances
(in thousands)	December 31, 2020	December 31, 2019
Trade receivables	€165,468	€11,913
Contract liabilities	371,475	190,692

Summary of Revenue Recognized

Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in thousands)	2020	2019	2018
Amounts included in contract liabilities at the beginning of the year	€58,895	€84,112	€59,583

Summary of Contract Liabilities Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The contract liabilities allocated to the remaining performance obligations from collaboration or commercial supply agreements (unsatisfied or partially unsatisfied) as at year-end are as follows:

(in thousands)	December 31, 2020	December 31, 2019
Within one year	€299,583	€93,583
More than one year	71,892	97,109
Total	€371,475	€190,692